Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Deferred Tax Assets and Deferred Tax Liabilities [Abstract]
Net operating losses	$ 3,621,647	$ 2,562,127
Lease liabilities	605,814	261,464
Ending Balance	4,227,461	2,823,591
Deferred income tax liabilities
Intangible assets	(956,088)	(1,005,360)
Right-of-use assets	(598,114)	(259,331)
Ending Balance	(1,554,202)	(1,264,691)
Net deferred income tax assets (liabilities) before valuation allowance	2,673,259	1,558,900
Valuation allowance	(3,143,727)	(2,383,380)
Net deferred income tax assets (liabilities)	$ (470,468)	$ (824,480)